Equitable Financial Life Insurance Company

Rate Sheet Supplement dated June 5, 2020 to the current prospectuses for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Rate Sheet Supplement (this “Supplement”) updates certain information in the prospectus dated May 1, 2020 you received and in any supplements to the prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Under the Guaranteed minimum income benefit, we will apply an initial Annual Roll-up rate during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Annual Roll-up rate” in the “Contract features and benefits” section of the Prospectus. The effective date of the following rates is June 15, 2020 (the “Rate effective date”) until superseded as described below:

Initial Annual Roll-up rate: 4.0% — See the “Important note for owners age 54 or younger” below.

The initial Annual Roll-up rate in this Supplement can be superseded. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above Rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed):

•	If a subsequent Rate Sheet Supplement with a lower initial Annual Roll-up rate becomes effective, your initial Annual Roll-up rate will not decrease.

•

If a subsequent Rate Sheet Supplement with a higher initial Annual Roll-up rate becomes effective and remains effective through your contract issue date, your initial Annual Roll-up rate will increase to match the higher rate.

If we issue you a contract based on that application after the Rate lock-in period ends, the initial Annual Roll-up rate applicable to your contract will be the rate that is in effect on the date your contract is issued.

See “Rate lock-in period” in the “Contract features and benefits” section of the Prospectus. The Rate lock-in period may vary in some states. See “Appendix V: State contract availability and/or variations of certain features and benefits” in the Prospectus. Once established, the initial Annual Roll-up rate applicable to your contract will not change during the first seven contract years. After the first seven years, new Annual Roll-up rates will apply. All new or “renewal” Annual Roll-up rates are set by formula and may be higher, lower or the same as the initial Annual Roll-up rate but will never be lower than the guaranteed Roll-up floor. See “Renewal rates” in the “Contract features and benefits” section of the Prospectus for the Annual Roll-up rate that applies once the initial Annual Roll-up rate expires. See also “Guaranteed Roll-up floor” in “Contract features and benefits” section of the Prospectus.

Guaranteed Roll-up floor: 4.0%

The guaranteed Roll-up floor in this Supplement can also be superseded but it is not subject to the Rate lock-in period. If you sign your application on or after the above Rate effective date and we issue you a contract based on that application (either during or after the Rate lock-in period):

•	If a subsequent Rate Sheet Supplement with a lower guaranteed Roll-up floor becomes effective, your guaranteed Roll-up floor will not decrease.

•	If a subsequent Rate Sheet Supplement with a higher guaranteed Roll-up floor is effective on your contract issue date, your guaranteed Roll-up floor will increase to match that higher rate.

Important note for owners age 54 or younger:  Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 55. If you are between the ages of 48 and 54 at the time your contract is issued, the initial Annual Roll-up rate specified in this Supplement will only apply after you attain age 55 for the amount of time then remaining in your first seven contract years. If you are age 47 or younger at the time your contract is issued, the initial Annual Roll-up rate will never apply to your contract.

For information about the initial Annual Roll-up rate and guaranteed Roll-up floor applicable to you, please contact the customer service group toll-free at 1-800-789-7771. You can also visit www.axa.us.com to view the current rates. Historical initial Annual Roll-up rates and guaranteed Roll-up floors may be found in Appendix IX to the Prospectus (Series 19) and in Appendix X to the Prospectus (Series 19E), as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-229766 (Series 19) or 333-229769 (Series 19E).

Retirement Cornerstone® Series is issued by and is a registered service mark of Equitable Financial Life Insurance Company (Equitable).

Co-distributed by affiliates Equitable Advisors, LLC and Equitable Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company, 1290 Avenue of the Americas, New York, NY 10104, (212) 554-1234.

IM-03-19 (6.20)	Cat. #159939 (6.20)
RC 19/RC 19 Series E NB	#931213

Equitable Financial Life Insurance Company

Rate Sheet Supplement dated June 5, 2020 to the current prospectuses for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Rate Sheet Supplement (this “Supplement”) updates certain information in the prospectus dated May 1, 2020 you received and in any supplements to the prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Under the Guaranteed minimum income benefit, we will apply an initial Deferral Roll-up rate during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Deferral Roll-up rate” in the “Contract features and benefits” section of the Prospectus. The effective date of the following rate is June 15, 2020 (the “Rate effective date”) until superseded as described below:

Initial Deferral Roll-up rate: 4.0% — See the “Important note for owners age 54 or younger” below.

The initial Deferral Roll-up rate in this Supplement can be superseded. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above Rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed):

•	If a subsequent Rate Sheet Supplement with a lower initial Deferral Roll-up rate becomes effective, your initial Deferral Roll-up rate will not decrease.

•

If a subsequent Rate Sheet Supplement with a higher initial Deferral Roll-up rate becomes effective and remains effective through your contract issue date, your initial Deferral Roll-up rate will increase to match the higher rate.

If we issue you a contract based on that application after the Rate lock-in period ends, the initial Deferral Roll-up rate applicable to your contract will be the rate that is in effect on the date your contract is issued.

See “Rate lock-in period” in the “Contract features and benefits” section of the Prospectus. The Rate lock-in period may vary in some states. See “Appendix V: State contract availability and/or variations of certain features and benefits” in the Prospectus. Once established, the initial Deferral Roll-up rate applicable to your contract will not change during the first seven contract years. After the first seven years, new Deferral Roll-up rates will apply. All new or “renewal” Deferral Roll-up rates are set by formula and may be higher, lower or the same as the initial Deferral Roll-up rate but will never be lower than the guaranteed Roll-up floor. See “Renewal rates” in the “Contract features and benefits” section of the Prospectus for the Deferral Roll-up rate that applies once the initial Deferral Roll-up rate expires. See also “Guaranteed Roll-up floor” in “Contract features and benefits” section of the Prospectus.

Important note for owners age 54 or younger:  Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 55. If you are between the ages of 48 and 54 at the time your contract is issued, the initial Deferral Roll-up rate specified in this Supplement will only apply after you attain age 55 for the amount of time then remaining in your first seven contract years. If you are age 47 or younger at the time your contract is issued, the initial Deferral Roll-up rate will never apply to your contract.

For information about the initial Deferral Roll-up rate applicable to you, please contact the customer service group toll-free at 1-800-789-7771. You can also visit www.axa.us.com to view the current rate. Historical initial Deferral Roll-up rates may be found in Appendix IX to the Prospectus (Series 19) and in Appendix X to the Prospectus (Series 19E), as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File No. 333-229766 (Series 19) or 333-229769 (Series 19E).

Retirement Cornerstone® Series is issued by and is a registered service mark of Equitable Financial Life Insurance Company (Equitable).

Co-distributed by affiliates Equitable Advisors, LLC and Equitable Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company, 1290 Avenue of the Americas, New York, NY 10104, (212) 554-1234.

IM-09-19 (6.20)	Cat. # 159970 (6.20)
RC 19/RC 19 Series E NB	#930014

Equitable Financial Life Insurance Company

Supplement dated June 5, 2020 to the current prospectuses for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request.

The purpose of this Supplement is to provide you with information regarding (1) the discontinuation of the “Greater of” death benefit for new contracts, (2) an increase in the age to elect the Guaranteed minimum income benefit (“GMIB”) for new jointly owned contracts and (3) an increase in the Protected Benefit account funding age for new contracts with the GMIB.

1.	“Greater of” death benefit is no longer available.

The “Greater of” death benefit is no longer available as of June 15, 2020. This means that if you sign your application on or after June 15, 2020, you cannot elect the “Greater of” death benefit. Please read the Prospectus accordingly.

2.	GMIB issue age for jointly owned contracts is now 55.

If the contract is jointly owned, the GMIB can only be elected and funded if both owners are ages 55 through 80 (ages 55 through 70 for Series CP®) beginning on June 15, 2020. This means that if you sign your application on or after June 15, 2020, you cannot elect and fund the GMIB unless both owners are at least 55 years old. Please read the Prospectus accordingly.

3.	Protected Benefit account funding age is now 55 years old for contracts with the GMIB.

For contracts issued pursuant to applications signed on or after June 15, 2020, if you do not specifically indicate on your application that you do not wish to have the GMIB or do not subsequently drop the GMIB after your contract is issued, we will only accept contributions and transfers to the Protected Benefit account, if you are age 55 or older. This means that if you sign your application on or after June 15, 2020 and your contract has the GMIB, you cannot fund the Protected Benefit account, and therefore you cannot fund the GMIB or any applicable Guaranteed minimum death benefit (“GMDB”), until age 55. If there are joint owners, both owners must be at least age 55 to fund the Protected Benefit account. Please read the Prospectus accordingly.

For contracts issued pursuant to applications signed on or after June 15, 2020, please specifically note the following changes regarding funding the Protected Benefit account and Guaranteed benefits:

•	If you have the GMIB, you can only contribute to the Protected Benefit account, whether directly or through a special DCA program, if you are age 55 or older.

•

If you have the GMIB, you can only transfer to the Protected Benefit account from any other investment option including, but not limited to, the Investment account variable investment options, the account for special money market dollar cost averaging (Series CP® contracts only) and the account for special dollar cost averaging (Series B contracts only), if you are age 55 or older.

•	You cannot fund the GMIB until you are at least age 55.

•	If you have the GMIB, you cannot fund any applicable GMDB until at least age 55.

•

Important note for owners age 54 or younger. Funding of the GMIB is only permitted starting at age 55. If you are between the ages of 48 and 54 at the time your contract is issued, the Initial Roll-up rates will only apply after you attain age 55 for the amount of time then remaining in your first seven contract years. If you are age 47 or younger at the time your contract is issued, the Initial Roll-up rates will never apply to your contract. Instead, the Renewal rates will apply for the duration of your contract. Stated differently, if you purchase your contract before you are age 55, the Initial Roll-up rates may not apply to you (i) for the full seven years in which they are in effect or (ii) at all, as illustrated in the following chart:

Age at time of contract purchase	Contract years for which the Initial Roll-up rates will apply*
55 or older	Full first 7 contract years
54	Portion of 1st contract year plus contract years 2-7
53	Portion of 2nd contract year plus contract years 3-7
52	Portion of 3rd contract year plus contract years 4-7
51	Portion of 4th contract year plus contract years 5-7
50	Portion of 5th contract year plus contract years 6-7
49	Portion of 6th contract year plus contract year 7
48	Portion of 7th contract year
47 or younger	Never

* For contract owners age 54 or younger at time of contract purchase, your birthday will determine the “portion” of the contract year during which the Initial Roll-up rates apply. For example, if you signed your contract at age 51 on March 1 and your birthdate is April 1, the Initial Roll-up rates will apply for eleven months of your fourth contract year, starting on April 1 of that year.

Please read your prospectus accordingly.

The increase in the funding age discussed above also affects the operation of certain other provisions. Accordingly, for contracts issued pursuant to applications signed on or after June 15, 2020, please also note:

•	Surviving spouses on jointly owned contracts.

-

If the surviving spouse is between ages 55 through 95 as of the date of death, the earliest opportunity to exercise the GMIB will be within 30 days of the later of (a) the tenth contract date anniversary following the date the Protected Benefit account was first funded or (b) the tenth contract date anniversary following the most recent GMIB benefit base reset, but in either case not later than 30 days after the contract date anniversary following the surviving spouse’s 95th birthday.

•	Surviving spouses on single owner contracts.

-

The GMIB will end if the surviving spouse is either younger than age 55 or older than age 85 as of the date of death of the contract owner. The GMIB will also end if the Protected Benefit account had not been funded as of the date of death of the contract owner, even if the surviving spouse was age 55 to 85 as of the date of death. The charge for the GMIB will be discontinued, although we will deduct a pro rata charge for the period of time (if any) that the benefit was in effect during the year prior to the date of death.

-

The GMIB will continue if (i) the surviving spouse is age 55 through 85 as of the date of death; (ii) the Protected Benefit account had been funded prior to the date of death; and (iii) the last opportunity for the deceased spouse to exercise the GMIB had not passed prior to the date of death.

-

If the surviving spouse is between ages 55 through 85 as of the date of death, the earliest opportunity to exercise the GMIB will be within 30 days of the later of (a) the tenth contract date anniversary following the date the Protected Benefit account was first funded or (b) the tenth contract date anniversary following the most recent GMIB benefit base reset.

•

Divorce. If the Protected Benefit account had been funded prior to the date of divorce, the age-related rules associated with continuing any Guaranteed benefits under the contract will be determined by the age of your ex-spouse as of the date we receive the divorce decree and any other information we may require (“date of divorce decree receipt”).

-

If the ex-spouse is age 55-85, the GMIB can continue as long as the time for exercising the GMIB under the contract has not yet passed. The GMIB Maximum Roll-up Period does not restart, but we will use the date on which the ex-spouse turns 95 in determining the GMIB Roll-up Period end date. GMIB benefit base resets will continue until the contract date anniversary following the ex-spouse’s 95th birthday.

Please read the prospectus accordingly.

Retirement Cornerstone® Series is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates Equitable Advisors, LLC and Equitable Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company, 1290 Avenue of the Americas, New York, NY 10104, (212) 554-1234.

IM-12-20 (5.20)	Cat. # 161732 (5.20)
Equitable RC 19 / RC 19 E GMIB/GMDB June 15, 2020 Supplement NB	#904426